Income taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
17.	Income taxes:

The reconciliation of income tax computed at statutory tax rates to income tax expense (recovery), using a 25.8% (2012 – 25.0%) statutory tax rate, is:

	December 31,	December 31,
	2013	2012

Tax recovery at Canadian statutory income tax rates	$1,229	$(4,579)
Change in valuation allowance	405	4,001
Permanent and other differences	(185)	562
Tax rate differences	(1,347)	16
Income tax expense	$102	$-

The components of earnings (loss) before income taxes consist of the following:

	2013	2012

Canadian	$12,245	$(18,315)
Foreign	(7,370)	-

Income (loss) before income taxes	$4,875	$(18,315)

Significant components of the Company’s deferred tax assets and liabilities are shown below:

	December 31,	December 31,
	2013	2012

Deferred tax assets:
Tax loss carryforwards	$70,054	$60,784
Research and development deductions and credits	14,748	14,198
Tax values of depreciable assets in excess of accounting values	2,485	2,871
Share issue costs and other	517	38

Total deferred tax assets	87,804	77,891

Valuation allowance	(87,804)	(77,891)

Total deferred tax assets	-	-

Deferred tax liabilities	-	-

Net tax asset	$-	$-

At December 31, 2013, the Company has investment tax credits of $18,454 (2012 - $18,399 ) available to reduce deferred income taxes otherwise payable.  The Company also has total loss carryforwards of $292,754 (2012 - $253,493) available to offset future taxable income in Canada ($159,656), Switzerland ($85,842), the United States ($45,316), United Kingdom ($1,061), and Germany ($879).

The investment tax credits and non-capital losses for income tax purposes expire as follows:

	Investment	Non-capital
	tax credits	losses

2015	$352	$12,652
2016	1,064	8,475
2017	975	3,861
2018	158	39,375
2019	501	7,392
Thereafter	15,404	220,999

	$18,454	$292,754

The amount of liability for unrecognized tax benefits under U.S. GAAP as of December 31, 2013 is $nil (2012 - $nil).

The Company recognizes interest and penalties related to income taxes in interest and other income. To date, the Company has not incurred any significant interest and penalties. The Company is subject to assessments by various taxation authorities which may interpret tax legislations and tax filing positions differently from the Company.  The Company provides for such differences when it is likely that a taxation authority will not sustain the Company’s filing position and the amount of the tax exposure can be reasonably estimated.  As at December 31, 2013, a provision of $nil (2012 - $nil) has been made in the financial statements for estimated tax liabilities. Tax years ranging from 2004 to 2012 remain subject to examination in the various countries we operate in.